Share-Based Compensation Expense (Details)		3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 14, 2019 shares	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) shares	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares
Share-Based Compensation Expense (Details) [Line Items]
Options issued (in Shares) | shares				627,160		2,738,912	4,923,549
Weighted-average grant date fair value (in Dollars per share) | $ / shares						$ 0.9	$ 0.63
Share-based compensation expense | $		$ 754	$ 225	$ 1,196	$ 277	$ 978,000	$ 208,000
Unrecognized compensation cost | $				$ 6,827		$ 4,857,000
Weighted-average period				3 years 6 months		3 years 10 months 24 days
Aggregate intrinsic value | $		$ 1,555	$ 0	$ 1,555	0	$ 3,336,000	1,676,000
Cash received from options exercised | $				$ 23,000	1,000	$ 114,000	$ 10,000
Common stock of shares (in Shares) | shares						1,715,918
Number of employees						4
Restricted Stock (in Shares) | shares				377,373
Cash received from options exercised | $				$ 23	$ 0
Restricted Shares [Member]
Share-Based Compensation Expense (Details) [Line Items]
Restricted Stock (in Shares) | shares						25,309
Minimum [Member]
Share-Based Compensation Expense (Details) [Line Items]
Vesting period				1 year		1 year
Restricted stock units directors term				1 year
Maximum [Member]
Share-Based Compensation Expense (Details) [Line Items]
Vesting period				4 years		4 years
Restricted stock units directors term				4 years
Two Directors [Member]
Share-Based Compensation Expense (Details) [Line Items]
Common stock of shares (in Shares) | shares	223,166